SUPPLEMENTARY CASH FLOW INFORMATION (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Supplementary Cash Flow Information Schedule Of Change In Non-cash Operating Working Capital
Cash on hand and at bank	$ 65,251	$ 67,215
Bank term deposits and GICs	526	226
Total cash and cash equivalents	$ 65,777	$ 67,441	$ 49,199